First Quarter Report
July 31, 2023 (Unaudited)
Columbia Corporate Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(a)	1,782	103,302
Total Financials		103,302
Total Common Stocks (Cost $1,077,469)		103,302

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	471,000	261,169
Total Convertible Bonds (Cost $452,687)			261,169

Corporate Bonds & Notes 90.8%

Aerospace & Defense 5.6%
BAE Systems Holdings, Inc.(b)
10/07/2024	3.800%	3,635,000	3,548,920
BAE Systems PLC(b)
02/15/2031	1.900%	29,890,000	23,941,807
Boeing Co. (The)
05/01/2034	3.600%	7,309,000	6,272,155
08/01/2059	3.950%	13,066,000	9,647,729
05/01/2060	5.930%	3,065,000	3,064,320
Bombardier, Inc.(b)
04/15/2027	7.875%	200,000	199,539
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,685,000	8,477,339
L3Harris Technologies, Inc.
07/31/2033	5.400%	4,690,000	4,723,699
Lockheed Martin Corp.
02/15/2055	5.200%	3,435,000	3,497,747
Moog, Inc.(b)
12/15/2027	4.250%	139,000	128,787
Northrop Grumman Corp.
03/15/2053	4.950%	4,720,000	4,540,002
Raytheon Technologies Corp.
03/15/2032	2.375%	19,696,000	16,026,662
Spirit AeroSystems, Inc.(b)
11/30/2029	9.375%	275,000	294,644
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(b)
03/15/2026	6.250%	5,391,000	5,365,698
08/15/2028	6.750%	567,000	569,746
TransDigm, Inc.
06/15/2026	6.375%	622,000	615,676
Total			90,914,470
Airlines 0.4%
Air Canada(b)
08/15/2026	3.875%	520,000	483,206
American Airlines, Inc.(b)
07/15/2025	11.750%	400,000	440,948
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	2,128,690	2,097,457
04/20/2029	5.750%	179,155	173,660
Delta Air Lines, Inc.
04/19/2028	4.375%	135,000	128,263
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(b)
01/20/2026	5.750%	832,739	786,389
United Airlines, Inc.(b)
04/15/2026	4.375%	219,000	207,434
04/15/2029	4.625%	245,000	222,113
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	1,126,675	1,118,991
Total			5,658,461
Automotive 0.9%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	197,000	192,237
Clarios Global LP(b)
05/15/2025	6.750%	80,000	80,114
Ford Motor Co.
02/12/2032	3.250%	2,908,000	2,297,869
12/08/2046	5.291%	2,000,000	1,649,389
Ford Motor Credit Co. LLC
09/08/2024	3.664%	1,168,000	1,133,093
06/16/2025	5.125%	256,000	249,301
08/04/2025	4.134%	1,500,000	1,433,093
11/13/2025	3.375%	1,251,000	1,169,693
06/10/2026	6.950%	473,000	476,795
08/17/2027	4.125%	554,000	506,996
02/10/2029	2.900%	1,642,000	1,371,605
06/10/2030	7.200%	238,000	244,505
11/13/2030	4.000%	214,000	184,222
General Motors Co.
04/01/2048	5.400%	2,835,000	2,472,553
2	Columbia Corporate Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	110,000	107,154
Panther BF Aggregator 2 LP/Finance Co., Inc.(b)
05/15/2026	6.250%	60,000	59,970
05/15/2027	8.500%	703,000	711,787
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	314,000	323,041
Total			14,663,417
Banking 16.1%
Ally Financial, Inc.
05/21/2024	3.875%	171,000	167,499
Subordinated
11/20/2025	5.750%	300,000	290,946
Bank of America Corp.(c)
10/22/2030	2.884%	9,530,000	8,249,122
07/23/2031	1.898%	6,665,000	5,308,066
10/24/2031	1.922%	34,690,000	27,503,144
02/04/2033	2.972%	11,010,000	9,195,629
Subordinated
09/21/2036	2.482%	9,289,000	7,114,662
Citigroup, Inc.(c)
06/03/2031	2.572%	12,483,000	10,414,268
01/25/2033	3.057%	12,863,000	10,736,672
Goldman Sachs Group, Inc. (The)(c)
07/21/2032	2.383%	6,403,000	5,116,321
10/21/2032	2.650%	14,132,000	11,473,326
HSBC Holdings PLC(c)
05/24/2032	2.804%	7,110,000	5,771,692
11/22/2032	2.871%	16,329,000	13,184,245
03/09/2034	6.254%	3,077,000	3,171,333
Subordinated
06/20/2034	6.547%	8,885,000	8,875,044
JPMorgan Chase & Co.(c)
10/15/2030	2.739%	21,822,000	18,934,411
04/22/2032	2.580%	7,693,000	6,382,817
11/08/2032	2.545%	18,888,000	15,525,665
Morgan Stanley(c)
07/21/2032	2.239%	13,464,000	10,709,920
10/20/2032	2.511%	5,837,000	4,707,364
07/21/2034	5.424%	2,902,000	2,900,772
Subordinated
09/16/2036	2.484%	6,269,000	4,780,582
PNC Financial Services Group, Inc. (The)(c)
06/12/2029	5.582%	17,759,000	17,787,034
US Bancorp(c)
06/12/2034	5.836%	6,511,000	6,603,813
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Washington Mutual Bank(d),(e),(f)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(c)
07/25/2029	5.574%	9,404,000	9,449,002
10/30/2030	2.879%	13,846,000	11,980,540
02/11/2031	2.572%	14,713,000	12,429,686
07/25/2034	5.557%	7,943,000	7,979,299
04/25/2053	4.611%	7,690,000	6,742,848
Total			263,495,247
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(b)
03/01/2028	6.250%	350,000	337,928
AG TTMT Escrow Issuer LLC(b)
09/30/2027	8.625%	448,000	462,056
Hightower Holding LLC(b)
04/15/2029	6.750%	455,000	401,115
NFP Corp.(b)
08/15/2028	4.875%	492,000	445,210
08/15/2028	6.875%	1,340,000	1,187,484
10/01/2030	7.500%	2,497,000	2,450,098
Total			5,283,891
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(b)
01/15/2028	4.000%	455,000	417,003
Beacon Roofing Supply, Inc.(b)
11/15/2026	4.500%	550,000	524,528
08/01/2030	6.500%	292,000	292,709
Interface, Inc.(b)
12/01/2028	5.500%	210,000	175,644
James Hardie International Finance DAC(b)
01/15/2028	5.000%	572,000	545,153
SRS Distribution, Inc.(b)
07/01/2028	4.625%	551,000	501,352
07/01/2029	6.125%	439,000	386,459
12/01/2029	6.000%	488,000	423,048
White Cap Buyer LLC(b)
10/15/2028	6.875%	567,000	512,453
Total			3,778,349
Cable and Satellite 2.6%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	324,000	303,960
03/01/2030	4.750%	1,263,000	1,093,076
02/01/2031	4.250%	1,353,000	1,110,760
02/01/2032	4.750%	531,000	439,853
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	381,000	310,588

Columbia Corporate Income Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	19,808,000	16,133,063
06/30/2062	3.950%	2,456,000	1,504,046
Comcast Corp.
05/15/2064	5.500%	8,735,000	8,754,944
CSC Holdings LLC(b)
01/15/2030	5.750%	664,000	344,178
12/01/2030	4.125%	1,316,000	951,475
02/15/2031	3.375%	504,000	347,996
DIRECTV Holdings LLC/Financing Co., Inc.(b)
08/15/2027	5.875%	298,000	268,995
DISH DBS Corp.
07/01/2026	7.750%	1,153,000	745,804
06/01/2029	5.125%	833,000	419,945
DISH Network Corp.(b)
11/15/2027	11.750%	996,000	1,002,562
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	1,613,627
Radiate Holdco LLC/Finance, Inc.(b)
09/15/2026	4.500%	346,000	281,075
09/15/2028	6.500%	182,000	110,074
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,933,000	1,741,412
07/15/2028	4.000%	1,000,000	870,270
07/01/2030	4.125%	461,000	379,612
Videotron Ltd.(b)
06/15/2029	3.625%	255,000	221,866
Virgin Media Finance PLC(b)
07/15/2030	5.000%	1,806,000	1,481,740
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	168,000	155,215
VZ Secured Financing BV(b)
01/15/2032	5.000%	990,000	804,598
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	509,000	400,763
Ziggo Bond Finance BV(b)
01/15/2027	6.000%	501,000	465,979
Ziggo BV(b)
01/15/2030	4.875%	1,000,000	845,742
Total			43,103,218
Chemicals 0.8%
Avient Corp.(b)
08/01/2030	7.125%	428,000	431,507
Axalta Coating Systems LLC(b)
02/15/2029	3.375%	650,000	560,510
Axalta Coating Systems LLC/Dutch Holding B BV(b)
06/15/2027	4.750%	265,000	252,696
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheever Escrow Issuer LLC(b)
10/01/2027	7.125%	554,000	506,878
Element Solutions, Inc.(b)
09/01/2028	3.875%	533,000	471,152
HB Fuller Co.
10/15/2028	4.250%	818,000	733,443
Herens Holdco Sarl(b)
05/15/2028	4.750%	714,000	552,049
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	355,000	324,450
Ingevity Corp.(b)
11/01/2028	3.875%	129,000	111,714
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	401,000	399,168
Iris Holdings, Inc.(b),(g)
02/15/2026	8.750%	245,000	230,115
LYB International Finance III LLC
04/01/2051	3.625%	1,850,000	1,280,316
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	432,000	347,303
11/15/2028	9.750%	956,000	924,714
10/01/2029	6.250%	393,000	290,188
SPCM SA(b)
03/15/2027	3.125%	46,000	41,275
Unifrax Escrow Issuer Corp.(b)
09/30/2028	5.250%	219,000	162,808
WR Grace Holdings LLC(b)
06/15/2027	4.875%	4,348,000	4,108,561
08/15/2029	5.625%	675,000	569,980
03/01/2031	7.375%	149,000	149,070
Total			12,447,897
Construction Machinery 1.7%
Caterpillar Financial Services Corp.
01/06/2026	4.800%	15,400,000	15,370,814
H&E Equipment Services, Inc.(b)
12/15/2028	3.875%	895,000	785,565
John Deere Capital Corp.
07/14/2028	4.950%	11,157,000	11,229,971
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	125,000	126,692
03/15/2031	7.750%	292,000	305,305
United Rentals North America, Inc.
05/15/2027	5.500%	49,000	48,185
02/15/2031	3.875%	181,000	155,922
01/15/2032	3.750%	211,000	178,640
Total			28,201,094

4	Columbia Corporate Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.3%
APX Group, Inc.(b)
07/15/2029	5.750%	68,000	59,072
Arches Buyer, Inc.(b)
06/01/2028	4.250%	600,000	522,106
12/01/2028	6.125%	612,000	527,276
Match Group Holdings II LLC(b)
10/01/2031	3.625%	590,000	485,886
Match Group, Inc.(b)
06/01/2028	4.625%	174,000	161,131
Staples, Inc.(b)
04/15/2026	7.500%	338,000	278,546
Uber Technologies, Inc.(b)
05/15/2025	7.500%	778,000	788,872
01/15/2028	6.250%	257,000	256,368
08/15/2029	4.500%	1,635,000	1,510,914
Total			4,590,171
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(b)
07/15/2025	6.750%	962,000	910,829
Mattel, Inc.(b)
04/01/2026	3.375%	171,000	159,008
04/01/2029	3.750%	532,000	475,718
Mattel, Inc.
11/01/2041	5.450%	54,000	46,668
Newell Brands, Inc.
06/01/2025	4.875%	92,000	89,001
09/15/2027	6.375%	169,000	166,076
09/15/2029	6.625%	240,000	240,309
Prestige Brands, Inc.(b)
01/15/2028	5.125%	509,000	486,229
04/01/2031	3.750%	237,000	199,035
Spectrum Brands, Inc.(b)
10/01/2029	5.000%	492,000	444,702
07/15/2030	5.500%	184,000	168,525
Total			3,386,100
Diversified Manufacturing 1.8%
Carrier Global Corp.
02/15/2030	2.722%	27,543,000	23,783,809
Chart Industries, Inc.(b)
01/01/2030	7.500%	282,000	289,326
01/01/2031	9.500%	97,000	104,615
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	1,239,000	1,233,128
Gates Global LLC/Co.(b)
01/15/2026	6.250%	807,000	802,045
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(b)
06/30/2028	4.125%	600,000	534,166
06/30/2029	5.875%	538,000	451,421
Resideo Funding, Inc.(b)
09/01/2029	4.000%	422,000	358,473
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	644,000	602,355
WESCO Distribution, Inc.(b)
06/15/2025	7.125%	302,000	305,428
06/15/2028	7.250%	603,000	615,681
Total			29,080,447
Electric 11.6%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,777,110
01/15/2050	3.450%	14,242,000	10,145,897
AES Corp. (The)
01/15/2031	2.450%	3,865,000	3,152,961
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	6,334,000	5,252,970
Berkshire Hathaway Energy Co.
05/01/2053	4.600%	1,130,000	959,635
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,387,830
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,709,000	1,584,306
02/15/2031	3.750%	1,052,000	871,629
01/15/2032	3.750%	215,000	175,973
CMS Energy Corp.
11/15/2025	3.600%	8,564,000	8,154,326
Dominion Energy, Inc.
08/15/2052	4.850%	3,710,000	3,313,466
DTE Energy Co.
11/01/2024	4.220%	11,569,000	11,363,744
06/15/2029	3.400%	8,476,000	7,636,119
Duke Energy Corp.
06/15/2031	2.550%	11,525,000	9,530,401
08/15/2052	5.000%	1,652,000	1,501,826
Duke Energy Ohio, Inc.
04/01/2053	5.650%	2,314,000	2,377,462
Edison International
11/15/2028	5.250%	11,932,000	11,761,089
Emera US Finance LP
06/15/2046	4.750%	7,153,000	5,760,546
Eversource Energy
10/01/2024	2.900%	5,000,000	4,833,807
08/15/2030	1.650%	26,512,000	21,038,985

Columbia Corporate Income Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Corp.
03/15/2053	5.600%	7,260,000	7,252,345
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,366,283
Georgia Power Co.
05/17/2033	4.950%	9,346,000	9,205,931
03/15/2042	4.300%	5,099,000	4,403,437
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%	1,783,000	1,468,100
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	115,587
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	578,000	540,781
NRG Energy, Inc.
01/15/2028	5.750%	7,000	6,666
NRG Energy, Inc.(b)
06/15/2029	5.250%	1,965,000	1,772,573
Pacific Gas and Electric Co.
07/01/2050	4.950%	16,310,000	13,056,812
PacifiCorp
05/15/2054	5.500%	2,100,000	1,910,559
PG&E Corp.
07/01/2030	5.250%	398,000	358,481
Vistra Operations Co. LLC(b)
09/01/2026	5.500%	159,000	153,914
02/15/2027	5.625%	408,000	394,513
07/31/2027	5.000%	252,000	237,097
05/01/2029	4.375%	310,000	273,681
WEC Energy Group, Inc.
10/01/2027	5.150%	7,652,000	7,651,344
10/15/2027	1.375%	7,695,000	6,639,366
01/15/2028	4.750%	11,138,000	10,983,952
Xcel Energy, Inc.
11/15/2031	2.350%	5,588,000	4,456,767
Total			189,828,271
Environmental 0.6%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	90,000	90,556
GFL Environmental, Inc.(b)
06/01/2025	4.250%	95,000	92,052
08/01/2025	3.750%	7,660,000	7,320,762
12/15/2026	5.125%	364,000	354,246
08/01/2028	4.000%	320,000	286,396
06/15/2029	4.750%	509,000	463,942
Waste Pro USA, Inc.(b)
02/15/2026	5.500%	941,000	890,469
Total			9,498,423
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.3%
Navient Corp.
10/25/2024	5.875%	111,000	109,970
06/15/2026	6.750%	475,000	463,196
OneMain Finance Corp.
01/15/2029	9.000%	349,000	354,616
09/15/2030	4.000%	381,000	299,742
Provident Funding Associates LP/Finance Corp.(b)
06/15/2025	6.375%	325,000	287,865
Quicken Loans LLC/Co-Issuer, Inc.(b)
03/01/2029	3.625%	321,000	273,333
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2033	4.000%	3,812,000	3,041,976
Springleaf Finance Corp.
03/15/2024	6.125%	585,000	583,262
11/15/2029	5.375%	33,000	28,552
Total			5,442,512
Food and Beverage 5.1%
Bacardi Ltd.(b)
05/15/2038	5.150%	3,790,000	3,562,682
05/15/2048	5.300%	10,923,000	10,152,241
Constellation Brands, Inc.
05/01/2033	4.900%	22,300,000	21,758,429
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	552,000	544,150
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	2,056,000	1,948,701
Kraft Heinz Foods Co.
06/01/2026	3.000%	20,937,000	19,790,878
Lamb Weston Holdings, Inc.(b)
01/31/2032	4.375%	463,000	407,498
Mars, Inc.(b)
04/20/2033	4.750%	14,205,000	14,011,666
Mondelez International, Inc.
03/17/2027	2.625%	7,780,000	7,171,345
Post Holdings, Inc.(b)
03/01/2027	5.750%	910,000	891,333
04/15/2030	4.625%	736,000	648,780
09/15/2031	4.500%	523,000	445,553
Primo Water Holdings, Inc.(b)
04/30/2029	4.375%	309,000	271,292
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	823,000	684,965
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	510,000	433,555

6	Columbia Corporate Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(b)
02/15/2029	4.750%	523,000	481,338
06/01/2030	4.625%	354,000	318,371
Total			83,522,777
Gaming 0.6%
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	193,366
Boyd Gaming Corp.(b)
06/15/2031	4.750%	503,000	450,337
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,543,000	1,358,206
02/15/2030	7.000%	913,000	922,125
Churchill Downs, Inc.(b)
05/01/2031	6.750%	284,000	277,583
Colt Merger Sub, Inc.(b)
07/01/2025	5.750%	664,000	670,249
07/01/2025	6.250%	625,000	620,992
07/01/2027	8.125%	56,000	57,498
International Game Technology PLC(b)
04/15/2026	4.125%	2,003,000	1,902,485
MGM Resorts International
05/01/2025	6.750%	1,375,000	1,380,552
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	414,000	367,770
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	242,000	200,003
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	719,000	637,468
Scientific Games International, Inc.(b)
07/01/2025	8.625%	104,000	106,216
11/15/2029	7.250%	579,000	578,731
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	126,000	114,165
Total			9,837,746
Health Care 2.8%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	1,258,000	1,204,885
04/15/2029	5.000%	109,000	101,155
AdaptHealth LLC(b)
08/01/2029	4.625%	235,000	193,341
03/01/2030	5.125%	557,000	462,793
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	848,264
11/01/2029	3.875%	941,000	823,641
Catalent Pharma Solutions, Inc.(b)
04/01/2030	3.500%	501,000	418,654
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	148,000	130,981
03/15/2031	4.000%	194,000	169,067
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	459,000	304,472
05/15/2030	5.250%	1,288,000	1,030,374
02/15/2031	4.750%	244,000	184,963
CVS Health Corp.
07/20/2045	5.125%	8,270,000	7,601,161
Encompass Health Corp.
02/01/2028	4.500%	1,000,000	928,345
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	5,867,000	5,978,782
HCA, Inc.
06/01/2028	5.200%	16,355,000	16,218,983
HCA, Inc.(b)
03/15/2052	4.625%	3,446,000	2,828,137
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	184,303
IQVIA, Inc.(b)
05/15/2030	6.500%	239,000	241,353
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%	100,000	87,625
10/01/2029	5.250%	1,422,000	1,262,648
Select Medical Corp.(b)
08/15/2026	6.250%	1,121,000	1,111,456
Tenet Healthcare Corp.
01/01/2026	4.875%	405,000	392,060
02/01/2027	6.250%	394,000	386,525
11/01/2027	5.125%	1,793,000	1,702,808
10/01/2028	6.125%	721,000	687,010
Tenet Healthcare Corp.(b)
05/15/2031	6.750%	716,000	713,889
Total			46,197,675
Healthcare Insurance 2.5%
Aetna, Inc.
11/15/2042	4.125%	2,686,000	2,196,529
08/15/2047	3.875%	1,157,000	888,090
Centene Corp.
02/15/2030	3.375%	7,594,000	6,544,754
10/15/2030	3.000%	2,046,000	1,711,967
03/01/2031	2.500%	11,897,000	9,522,121
UnitedHealth Group, Inc.
02/15/2030	5.300%	12,532,000	12,856,304
04/15/2063	5.200%	7,295,000	7,166,378
Total			40,886,143

Columbia Corporate Income Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	330,000	330,065
Meritage Homes Corp.(b)
04/15/2029	3.875%	423,000	378,492
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	155,817
04/01/2029	4.750%	65,000	57,713
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	187,935
08/01/2030	5.125%	355,000	331,426
Total			1,441,448
Independent Energy 0.9%
Baytex Energy Corp.(b)
04/30/2030	8.500%	475,000	481,461
Callon Petroleum Co.
07/01/2026	6.375%	922,000	904,753
Callon Petroleum Co.(b)
08/01/2028	8.000%	191,000	194,051
06/15/2030	7.500%	175,000	169,848
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	4,629,675
Centennial Resource Production LLC(b)
04/01/2027	6.875%	114,000	113,229
CNX Resources Corp.(b)
03/14/2027	7.250%	57,000	56,941
01/15/2029	6.000%	519,000	485,528
01/15/2031	7.375%	200,000	198,371
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	1,402,000	1,337,016
Comstock Resources, Inc.(b)
03/01/2029	6.750%	235,000	219,280
01/15/2030	5.875%	174,000	154,041
CrownRock LP/Finance, Inc.(b)
10/15/2025	5.625%	219,000	216,199
05/01/2029	5.000%	153,000	143,954
Endeavor Energy Resources LP/Finance, Inc.(b)
01/30/2028	5.750%	158,000	154,067
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	731,000	676,914
04/15/2030	6.000%	226,000	208,594
02/01/2031	6.000%	300,000	273,239
04/15/2032	6.250%	353,000	321,491
Matador Resources Co.
09/15/2026	5.875%	520,000	506,026
Matador Resources Co.(b)
04/15/2028	6.875%	297,000	295,624
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
09/01/2030	6.625%	593,000	621,884
01/01/2031	6.125%	890,000	910,882
Southwestern Energy Co.
02/01/2029	5.375%	227,000	214,461
02/01/2032	4.750%	1,134,000	1,008,303
Total			14,495,832
Integrated Energy 0.3%
BP Capital Markets America, Inc.
03/17/2052	3.001%	755,000	516,165
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	4,224,406
Total			4,740,571
Leisure 0.5%
Carnival Corp.(b)
03/01/2027	5.750%	1,309,000	1,210,514
08/01/2028	4.000%	740,000	657,288
Carnival Holdings Bermuda Ltd.(b)
05/01/2028	10.375%	354,000	385,753
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(b)
05/01/2025	5.500%	300,000	296,679
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	472,000	456,848
Cinemark USA, Inc.(b)
05/01/2025	8.750%	73,000	74,061
03/15/2026	5.875%	458,000	433,602
07/15/2028	5.250%	250,000	219,661
Live Nation Entertainment, Inc.(b)
05/15/2027	6.500%	258,000	259,440
10/15/2027	4.750%	398,000	369,646
NCL Corp., Ltd.(b)
02/15/2029	7.750%	112,000	107,233
Royal Caribbean Cruises Ltd.(b)
07/01/2026	4.250%	292,000	271,593
08/31/2026	5.500%	426,000	409,067
07/15/2027	5.375%	226,000	214,911
01/15/2029	8.250%	525,000	548,300
01/15/2030	7.250%	630,000	637,795
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	679,000	649,274
Viking Cruises Ltd.(b)
02/15/2029	7.000%	236,000	222,867
07/15/2031	9.125%	281,000	288,412
Total			7,712,944

8	Columbia Corporate Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 7.4%
Five Corners Funding Trust(b)
11/15/2023	4.419%	13,065,000	12,996,345
Guardian Life Global Funding(b)
12/10/2025	0.875%	13,510,000	12,068,792
MassMutual Global Funding II(b)
04/10/2026	4.500%	12,530,000	12,273,291
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	2,780,000	2,106,283
Northwestern Mutual Global Funding(b)
01/14/2026	0.800%	8,667,000	7,750,196
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2059	3.625%	9,158,000	6,377,169
Pacific Life Global Funding II(b)
04/14/2026	1.375%	17,139,000	15,314,624
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	19,150,000	18,480,661
Principal Life Global Funding II(b)
11/21/2024	2.250%	11,590,000	11,036,410
08/16/2026	1.250%	1,000,000	877,074
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	4,715,000	4,281,543
05/15/2050	3.300%	9,989,000	6,925,365
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	8,951,950
06/15/2046	4.800%	895,000	723,050
Total			120,162,753
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b)
05/01/2025	5.375%	310,000	307,572
Marriott Ownership Resorts, Inc.(b)
06/15/2029	4.500%	128,000	110,803
Total			418,375
Media and Entertainment 2.0%
Cengage Learning, Inc.(b)
06/15/2024	9.500%	30,000	30,102
Clear Channel International BV(b)
08/01/2025	6.625%	274,000	273,179
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	1,353,000	1,130,531
06/01/2029	7.500%	433,000	343,159
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	496,962	430,153
05/01/2027	8.375%	884,518	604,771
iHeartCommunications, Inc.(b)
08/15/2027	5.250%	102,000	80,306
01/15/2028	4.750%	749,000	575,604
Meta Platforms, Inc.
05/15/2053	5.600%	1,320,000	1,358,356
05/15/2063	5.750%	6,088,000	6,305,805
Netflix, Inc.(b)
11/15/2029	5.375%	992,000	993,148
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	216,000	182,891
03/15/2030	4.625%	721,000	602,858
Playtika Holding Corp.(b)
03/15/2029	4.250%	503,000	443,858
Roblox Corp.(b)
05/01/2030	3.875%	537,000	454,162
Univision Communications, Inc.(b),(h)
08/15/2028	8.000%	174,000	175,300
Univision Communications, Inc.(b)
05/01/2029	4.500%	248,000	215,228
06/30/2030	7.375%	431,000	419,700
ViacomCBS, Inc.
01/15/2031	4.950%	3,560,000	3,188,047
Warnermedia Holdings, Inc.
03/15/2062	5.391%	18,991,000	15,428,327
Total			33,235,485
Metals and Mining 0.4%
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	111,409
10/01/2031	5.125%	590,000	530,262
Constellium NV(b)
02/15/2026	5.875%	251,000	248,001
Constellium SE(b)
06/15/2028	5.625%	893,000	852,337
04/15/2029	3.750%	491,000	427,248
Hudbay Minerals, Inc.(b)
04/01/2026	4.500%	344,000	326,848
04/01/2029	6.125%	403,000	385,577
Kaiser Aluminum Corp.(b)
03/01/2028	4.625%	91,000	81,616
06/01/2031	4.500%	486,000	398,304
Novelis Corp.(b)
11/15/2026	3.250%	370,000	336,318
01/30/2030	4.750%	2,336,000	2,097,527
08/15/2031	3.875%	367,000	307,152
Total			6,102,599

Columbia Corporate Income Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 2.7%
CNX Midstream Partners LP(b)
04/15/2030	4.750%	485,000	421,323
DT Midstream, Inc.(b)
06/15/2029	4.125%	318,000	281,993
06/15/2031	4.375%	637,000	554,121
Enterprise Products Operating LLC
01/31/2060	3.950%	2,846,000	2,171,938
EQM Midstream Partners LP
08/01/2024	4.000%	562,000	549,859
07/15/2048	6.500%	107,000	97,697
EQM Midstream Partners LP(b)
07/01/2025	6.000%	212,000	210,578
07/01/2027	6.500%	307,000	305,480
01/15/2029	4.500%	333,000	304,194
01/15/2031	4.750%	1,171,000	1,044,636
Hess Midstream Operations LP(b)
02/15/2030	4.250%	143,000	125,690
Holly Energy Partners LP/Finance Corp.(b)
04/15/2027	6.375%	274,000	272,619
ITT Holdings LLC(b)
08/01/2029	6.500%	210,000	180,856
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	5,160,511
Kinder Morgan, Inc.
02/15/2046	5.050%	1,600,000	1,393,102
08/01/2052	5.450%	5,773,000	5,330,126
MPLX LP
04/15/2048	4.700%	1,199,000	992,419
03/14/2052	4.950%	4,687,000	3,980,867
NuStar Logistics LP
10/01/2025	5.750%	182,000	179,480
06/01/2026	6.000%	132,000	130,225
04/28/2027	5.625%	647,000	628,383
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,939,000	5,521,881
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	313,053
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	747,000	653,051
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	699,000	605,810
08/15/2031	4.125%	1,016,000	861,991
11/01/2033	3.875%	562,000	455,512
Western Gas Partners LP
08/15/2048	5.500%	651,000	560,518
Western Midstream Operating LP(c)
02/01/2050	5.250%	6,450,000	5,481,115
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,955,000	2,671,641
Williams Cos, Inc. (The)
08/15/2052	5.300%	3,014,000	2,795,352
Total			44,236,021
Natural Gas 2.4%
NiSource, Inc.
02/15/2031	1.700%	35,176,000	27,533,282
06/30/2033	5.400%	8,600,000	8,669,280
05/15/2047	4.375%	3,799,000	3,196,674
Total			39,399,236
Oil Field Services 0.1%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	404,000	388,700
01/15/2028	7.500%	89,000	81,666
Nabors Industries, Inc.(b)
05/15/2027	7.375%	213,000	208,188
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	695,000	720,663
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	189,000	192,140
06/01/2031	8.375%	739,000	750,031
Total			2,341,388
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	184,974
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.(b)
01/15/2027	3.750%	621,000	534,509
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	558,000	534,375
02/01/2027	4.250%	390,000	351,063
06/15/2029	4.750%	3,536,000	2,979,768
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(b)
10/01/2028	5.875%	384,000	355,342
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
05/15/2029	4.875%	317,000	276,891
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	148,000	150,641
02/15/2029	4.500%	216,000	192,383
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	222,000	205,369
09/15/2029	4.000%	275,000	230,419

10	Columbia Corporate Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust
03/15/2024	4.650%	209,000	206,230
10/01/2024	4.350%	98,000	94,128
12/15/2027	5.500%	129,000	113,229
Total			6,224,347
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
06/15/2027	6.000%	501,000	493,911
09/01/2029	4.000%	769,000	628,984
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
08/15/2026	4.125%	594,000	556,544
Berry Global, Inc.(b)
04/15/2028	5.500%	695,000	686,949
Canpack SA/US LLC(b)
11/15/2029	3.875%	829,000	671,835
Trivium Packaging Finance BV(b)
08/15/2026	5.500%	178,000	169,080
08/15/2027	8.500%	399,000	384,573
Total			3,591,876
Pharmaceuticals 3.9%
1375209 BC Ltd.(b)
01/30/2028	9.000%	97,000	97,296
AbbVie, Inc.
05/14/2035	4.500%	3,064,000	2,905,097
06/15/2044	4.850%	1,764,000	1,635,102
Amgen, Inc.
03/02/2063	5.750%	30,029,000	30,185,751
Bausch Health Companies, Inc.(b)
06/01/2028	4.875%	152,000	92,223
09/30/2028	11.000%	173,000	128,072
10/15/2030	14.000%	34,000	21,628
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	352,000	310,001
Organon Finance 1 LLC(b)
04/30/2028	4.125%	419,000	375,535
04/30/2031	5.125%	1,076,000	911,909
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	2,106,000	2,092,120
05/19/2043	5.110%	9,794,000	9,710,273
05/19/2063	5.340%	15,875,000	15,923,097
Total			64,388,104
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	4.250%	32,000	29,249
10/15/2027	6.750%	834,000	793,177
04/15/2028	6.750%	1,068,000	1,062,401
11/01/2029	5.875%	332,000	294,443
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AssuredPartners, Inc.(b)
08/15/2025	7.000%	568,000	561,555
01/15/2029	5.625%	608,000	529,493
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	716,000	638,456
GTCR AP Finance, Inc.(b)
05/15/2027	8.000%	39,000	38,631
HUB International Ltd.(b)
05/01/2026	7.000%	1,250,000	1,247,461
12/01/2029	5.625%	622,000	554,817
HUB International, Ltd.(b)
06/15/2030	7.250%	1,315,000	1,342,073
Ryan Specialty Group LLC(b)
02/01/2030	4.375%	75,000	66,495
USI, Inc.(b)
05/01/2025	6.875%	321,000	320,528
Total			7,478,779
Railroads 1.3%
Norfolk Southern Corp.(h)
08/01/2030	5.050%	20,375,000	20,333,435
Restaurants 0.1%
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	605,000	519,482
IRB Holding Corp.(b)
06/15/2025	7.000%	874,000	878,276
Yum! Brands, Inc.
04/01/2032	5.375%	558,000	528,085
Total			1,925,843
Retailers 1.3%
Asbury Automotive Group, Inc.(b)
11/15/2029	4.625%	142,000	125,916
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	100,000	88,166
Hanesbrands, Inc.(b)
05/15/2026	4.875%	255,000	239,687
02/15/2031	9.000%	253,000	258,793
L Brands, Inc.(b)
07/01/2025	9.375%	37,000	39,042
10/01/2030	6.625%	498,000	481,013
L Brands, Inc.
06/15/2029	7.500%	113,000	114,461
11/01/2035	6.875%	227,000	210,567
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	273,000	238,247
08/01/2031	8.250%	309,000	313,956

Columbia Corporate Income Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lithia Motors, Inc.(b)
01/15/2031	4.375%	255,000	219,214
Lowe’s Companies, Inc.
04/01/2062	4.450%	8,466,000	6,812,881
09/15/2062	5.800%	10,891,000	10,811,182
PetSmart, Inc./Finance Corp.(b)
02/15/2028	4.750%	423,000	387,653
02/15/2029	7.750%	235,000	229,325
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	527,000	413,835
Total			20,983,938
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	7.500%	147,000	149,529
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	3.250%	223,000	207,433
01/15/2027	4.625%	339,000	321,317
Total			678,279
Technology 4.5%
Black Knight InfoServ LLC(b)
09/01/2028	3.625%	595,000	544,294
Block, Inc.
06/01/2026	2.750%	103,000	94,196
06/01/2031	3.500%	217,000	181,788
Boxer Parent Co., Inc.(b)
10/02/2025	7.125%	82,000	82,820
Broadcom, Inc.(b)
11/15/2036	3.187%	13,341,000	10,071,620
Clarivate Science Holdings Corp.(b)
07/01/2028	3.875%	258,000	230,292
07/01/2029	4.875%	695,000	617,338
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	809,000	725,019
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	940,000	812,437
Dun & Bradstreet Corp. (The)(b)
12/15/2029	5.000%	197,000	174,454
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	168,021
06/15/2030	5.950%	633,000	606,725
Gartner, Inc.(b)
07/01/2028	4.500%	2,178,000	2,037,183
HealthEquity, Inc.(b)
10/01/2029	4.500%	626,000	559,575
Helios Software Holdings, Inc.(b)
05/01/2028	4.625%	476,000	413,531
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
08/05/2062	5.050%	4,075,000	3,787,075
International Business Machines Corp.
05/15/2029	3.500%	16,635,000	15,426,803
ION Trading Technologies Sarl(b)
05/15/2028	5.750%	494,000	430,657
Iron Mountain, Inc.(b)
07/15/2030	5.250%	827,000	748,548
Logan Merger Sub, Inc.(b)
09/01/2027	5.500%	1,368,000	785,292
Microchip Technology, Inc.
02/15/2024	0.972%	8,629,000	8,397,418
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,042,000	883,381
MSCI, Inc.(b)
11/01/2031	3.625%	7,585,000	6,558,460
NCR Corp.(b)
09/01/2027	5.750%	274,000	275,935
10/01/2028	5.000%	424,000	384,248
04/15/2029	5.125%	895,000	800,991
09/01/2029	6.125%	215,000	218,512
10/01/2030	5.250%	220,000	194,598
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	736,000	677,031
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	13,066,913
Picard Midco, Inc.(b)
03/31/2029	6.500%	1,058,000	952,857
Seagate HDD Cayman(b)
12/15/2029	8.250%	275,000	288,032
07/15/2031	8.500%	306,000	320,415
Shift4 Payments LLC/Finance Sub, Inc.(b)
11/01/2026	4.625%	912,000	860,724
Tempo Acquisition LLC/Finance Corp.(b)
06/01/2025	5.750%	175,000	176,295
Verscend Escrow Corp.(b)
08/15/2026	9.750%	505,000	505,472
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	441,000	379,319
Total			73,438,269
Tobacco 0.4%
BAT Capital Corp.(h)
08/02/2043	7.079%	2,232,000	2,232,000
Reynolds American, Inc.
08/15/2035	5.700%	3,931,000	3,702,554
Total			5,934,554

12	Columbia Corporate Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.7%
ERAC USA Finance LLC(b)
05/01/2028	4.600%	28,323,000	27,657,414
Wireless 2.5%
Altice France Holding SA(b)
05/15/2027	10.500%	329,000	139,233
02/15/2028	6.000%	343,000	127,344
Altice France SA(b)
02/01/2027	8.125%	372,000	304,243
01/15/2028	5.500%	1,647,000	1,210,629
07/15/2029	5.125%	1,059,000	742,534
10/15/2029	5.500%	120,000	85,177
American Tower Corp.
08/15/2029	3.800%	2,373,000	2,174,762
SBA Communications Corp.
02/15/2027	3.875%	277,000	255,146
02/01/2029	3.125%	110,000	92,744
Sprint Corp.
06/15/2024	7.125%	316,000	318,946
03/01/2026	7.625%	552,000	573,975
T-Mobile US, Inc.
02/15/2029	2.625%	20,007,000	17,438,717
02/15/2031	2.875%	11,964,000	10,156,165
04/15/2031	3.500%	5,395,000	4,749,174
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	1,059,000	879,030
07/15/2031	4.750%	849,000	718,235
Total			39,966,054
Wirelines 2.8%
AT&T, Inc.
05/15/2035	4.500%	2,000,000	1,803,722
12/01/2057	3.800%	10,117,000	7,033,030
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	326,000	314,244
03/15/2031	8.625%	540,000	517,373
Iliad Holding SAS(b)
10/15/2026	6.500%	1,150,000	1,100,779
10/15/2028	7.000%	1,037,000	973,555
Telefonica Emisiones SAU
03/06/2048	4.895%	5,905,000	4,906,967
Verizon Communications, Inc.
03/21/2031	2.550%	35,595,000	29,515,598
Total			46,165,268
Total Corporate Bonds & Notes (Cost $1,612,987,460)			1,483,054,095

Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(b)
06/01/2027	5.250%	251,000	225,991
05/15/2029	4.250%	313,000	259,466
Total			485,457
Total Foreign Government Obligations (Cost $560,459)			485,457

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(j),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	9.313%	382,180	381,034
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.183%	330,460	305,262
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	13.183%	78,084	51,536
Total			356,798
Media and Entertainment 0.1%
Cengage Learning, Inc.(j),(k)
Tranche B 1st Lien Term Loan
6-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	10.323%	458,156	452,846
Technology 0.1%
Ascend Learning LLC(j),(k),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.919%	561,413	527,183
Ascend Learning LLC(j),(k)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.169%	246,000	209,356
DCert Buyer, Inc.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	12.264%	357,000	331,564

Columbia Corporate Income Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.618%	243,914	242,422
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.618%	478,000	471,131
Total			1,781,656
Total Senior Loans (Cost $3,109,951)			2,972,334

U.S. Treasury Obligations 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2025	4.625%	24,432,200	24,295,723
08/15/2032	2.750%	22,437,100	20,368,680
05/15/2033	3.375%	17,021,000	16,231,119
05/15/2043	3.875%	6,489,000	6,203,079
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2047	2.750%	7,344,700	5,749,523
02/15/2053	3.625%	17,108,000	15,961,229
Total U.S. Treasury Obligations (Cost $90,386,491)			88,809,353

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.408%(m),(n)	55,860,226	55,837,882
Total Money Market Funds (Cost $55,834,260)		55,837,882
Total Investments in Securities (Cost: $1,764,408,777)		1,631,523,592
Other Assets & Liabilities, Net		1,277,524
Net Assets		1,632,801,116

At July 31, 2023, securities and/or cash totaling $4,197,054 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	818	09/2023	USD	101,789,875	—	(2,176,453)
U.S. Treasury 2-Year Note	622	09/2023	USD	126,285,438	—	(1,575,130)
U.S. Treasury 5-Year Note	1,077	09/2023	USD	115,045,477	—	(1,675,191)
Total					—	(5,426,774)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,659)	09/2023	USD	(184,822,969)	4,603,666	—
U.S. Treasury Ultra 10-Year Note	(797)	09/2023	USD	(93,236,547)	2,085,663	—
U.S. Treasury Ultra Bond	(267)	09/2023	USD	(35,302,406)	905,187	—
Total					7,594,516	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to $403,894,441, which represents 24.74% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2023.
14	Columbia Corporate Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2023, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(e)	Represents a security in default.
(f)	Valuation based on significant unobservable inputs.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at July 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of July 31, 2023.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at July 31, 2023.
(n)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.408%
	93,606,501	296,879,969	(334,659,629)	11,041	55,837,882	(11,748)	799,567	55,860,226
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Corporate Income Fund | First Quarter Report 2023	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT136_04_N01_(09/23)